Convertible Notes (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Convertible Notes (Details) [Line Items]
Group one converted notes description		provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in Legacy Xos at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000 to $200,000 and varies by issuance.
Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued			$ 21,500,000
Converted convertible notes	$ 21,500,000
Interest rate, stated percentage		8.00%
Maximum [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Debt instrument, term			10 years
Minimum [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Debt instrument, term			1 year
Group 1 Converted Notes [Member]
Convertible Notes (Details) [Line Items]
Debt discount		$ 1,200,000
Group 1 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued		6,400,000
Debt Conversion, Conversion Feature, Intrinsic Value		0
Debt discount		489,000
Group 2 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Debt discount		5,200,000
Aggregated amount		14,100,000
Valuation cap of divided		60,000,000
Unamortized debt discounts at conversion		$ 4,000,000
Group 2 Converted Notes [Member] | Maximum [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Debt instrument, convertible, conversion threshold, percentage of per share price of equity issued In qualified financing		0.90
Valuation cap		$ 60,000,000
Group 2 Converted Notes [Member] | Minimum [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Debt instrument, convertible, conversion threshold, percentage of per share price of equity issued In qualified financing		0.80
Valuation cap		$ 30,000,000
Group 3 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued				$ 1,000,000
Debt discount			$ 645,000	$ 0
Principal and accrued interest note		2.00%		2.00%
Amortization of Debt Discount (Premium)				$ 0